Sale of Management & Consolidation/Deconsolidation of Navios Containers (Details) - USD ($) $ / shares in Units, $ in Thousands	8 Months Ended	11 Months Ended	12 Months Ended
	Aug. 30, 2019	Nov. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsidiary or Equity Method Investee [Line Items]
Common stock shares outstanding			15,881,147	13,360,356	12,843,414	12,038,647
Proceeds from Divestiture of Businesses			$ 0	$ 3,000	$ 0
The Transaction | NSM
Subsidiary or Equity Method Investee [Line Items]
Proceeds from Divestiture of Businesses	$ 20,000
Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Common stock shares outstanding	1,263,276
Closing price of the common stock	$ 2
Gain/ (loss) on revaluation of retained investment	$ (3,742)
Fair value of investment	2,527
Difference between carrying amount of investment and underlying equity in net assets of equity method investee	$ 57,999
Discount rate
Subsidiary or Equity Method Investee [Line Items]
Weighted average cost of capital		0.0895
Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Date of conversion into a limited partnership			Nov. 30, 2018
Common stock shares outstanding		34,603,100
Closing price of the common stock		$ 4.96
Ownership by Noncontrolling interest		96.30%
Cash and restricted cash		$ 24,400
Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Interest percentage of Navios Holdings		3.70%
Carrying value of Navios Holdings' interest		$ 6,078
Gain on obtaining control		$ 191